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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number 811-10527

      O'Connor Fund of Funds: Equity Opportunity LLC (formerly, UBS Equity
                          Opportunity Fund II, L.L.C.)
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          299 Park Avenue, 29th Floor
                               New York, NY 10171
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                            Chicago, Illinois 60606
                ------------------------------------------------
                    (Name and address of agent for service)

     Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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
ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

                                  O'CONNOR FUND OF FUNDS: EQUITY OPPORTUNITY LLC
                               (FORMERLY UBS EQUITY OPPORTUNITY FUND II, L.L.C.)
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2011
--------------------------------------------------------------------------------

                                                                  REALIZED                                               DOLLAR
                                                                    AND                                                 AMOUNT OF
                                                                 UNREALIZED                                            FAIR VALUE
                                                        % OF     GAIN/(LOSS)   INITIAL                      FIRST       FOR FIRST
                                                        MEMBERS'   FROM      ACQUISITION                AVAILABLE       AVAILABLE
INVESTMENT FUND                   COST      FAIR VALUE  CAPITAL  INVESTMENTS     DATE    LIQUIDITY (A) REDEMPTION (B) REDEMPTION (B)
----------------------------  ------------ ------------ -------- ----------- ----------- ------------- -------------- --------------
LONG/SHORT EQUITY
Alysheba QP Fund, L.P. (c)    $  5,084,793 $  5,975,966   3.97   $  420,075    9/1/2008    Quarterly
Anthion Partners, L.P. (c)       6,000,000    6,730,910   4.47      356,988    3/1/2010    Quarterly
Artis Aggressive Growth
   (Institutional), L.P. (c)     2,642,180    6,169,359   4.09      400,916    9/1/2008    Quarterly
Axial Capital Institutional,
   L.P. (c)                      6,154,446    5,057,030   3.36     (317,311)   7/1/2008  Semi-Annually
Brant Point Fund, L.L.C. (c)     7,868,043   10,699,470   7.10      481,431    1/1/2008    Quarterly
Cadian Fund, L.P. (c)            8,000,000    7,900,095   5.24      (99,905)   1/1/2011  Semi-Annually
Cobalt Partners, L.P. (c)        5,379,534   11,897,887   7.90      349,301    1/1/2002  Semi-Annually
D. Jabro Partners, L.P. (c)      6,600,000    6,626,017   4.40       26,017    1/1/2011    Quarterly
JANA Partners Qualified,
   L.P. (d)                        417,148      222,205   0.15            0    1/1/2006       N/A
JANA Piranha Fund, L.P.
   (c),(e),(f)                     532,179      455,208   0.30       32,215    3/1/2006       N/A
JHL Capital Group Fund,
   L.L.C. (c)                    8,000,000    8,112,958   5.39      112,958    2/1/2011    Quarterly
MSG Partners, L.P. (c)           7,185,047    8,446,942   5.61      250,777    1/1/2009    Quarterly
Newland Fund, L.P. (c)           8,500,000    8,958,967   5.95      132,914    9/1/2010    Quarterly
Pennant Windward Fund,
   L.P. (c)                      8,700,000    9,144,900   6.07      444,900    1/1/2011    Quarterly
Pershing Square, L.P. (c)        5,549,131    5,628,893   3.74       79,762    1/1/2011     Annually
Southpoint Qualified Fund,
   L.P. (c)                      8,517,005   11,386,986   7.56      406,965   11/1/2006    Quarterly
Spindrift Partners, L.P. (d)     1,542,562    1,936,054   1.28       98,309    7/1/2005       N/A
Trian Partners, L.P. (c)         5,905,580    7,507,138   4.98       61,233    7/1/2006    Quarterly
Valinor Capital Partners,
   L.P. (c)                      6,767,720    9,672,853   6.42      236,352    7/1/2007     Annually
Valinor Capital Partners,
    L.P. (d)                       146,353      244,793   0.16            0    7/1/2007       N/A
                              ------------ ------------  -----   ----------
   LONG/SHORT EQUITY
      SUBTOTAL                $109,491,721 $132,774,631  88.14%  $3,473,897
Redeemed Investment Funds                -            -      -            -
                              ------------ ------------  -----   ----------
TOTAL                         $109,491,721 $132,774,631  88.14%  $3,473,897
                              ============ ============  =====   ==========

(a) Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)  Investment Funds with no dates or amounts can be redeemed in full.

(c)  Investment Funds categorized as Level 2 investments.

(d) A portion or all of the Fund's interests in the Investment Fund are held in side pockets which have restricted liquidity.

(e) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(f) The Investment Fund is expected to be fully liquidated within twelve months.

Complete information about the Investment Funds' underlying investments is not readily available.

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments. The Fund's valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund's investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the March 31, 2011 measurement date, or within one year of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one year of the March 31, 2011 measurement date. There were no transfers between Level 1 and Level 2 at March 31, 2011.

                                  O'CONNOR FUND OF FUNDS: EQUITY OPPORTUNITY LLC
                               (FORMERLY UBS EQUITY OPPORTUNITY FUND II, L.L.C.)
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2011
--------------------------------------------------------------------------------

                                  ASSETS TABLE

                    TOTAL FAIR VALUE
                              AT
DESCRIPTION           MARCH 31, 2011    LEVEL 1      LEVEL 2       LEVEL 3
-----------------   ----------------   ---------   ------------   ----------
Long/Short Equity   $    132,774,631   $       -   $130,371,579   $2,403,052
                    ----------------   ---------   ------------   ----------
TOTAL ASSETS        $    132,774,631   $       -   $130,371,579   $2,403,052
                    ----------------   ---------   ------------   ----------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                     BALANCE                      CHANGE IN
                      AS OF                      UNREALIZED                                NET TRANSFERS IN
                     DECEMBER      REALIZED      APPRECIATION /                                  AND/OR       BALANCE AS OF
DESCRIPTION         31, 2010     GAIN / (LOSS)   DEPRECIATION     PURCHASES      SALES     (OUT) OF LEVEL 3   MARCH 31, 2011
-----------------   ----------   -------------   --------------   ---------   ----------   ----------------   --------------
Long/Short Equity   $3,143,559     $170,145        $(71,836)         $ -      $(838,816)         $ -            $2,403,052
-----------------   ----------     --------        --------          ---      ---------          ---            ----------
Total               $3,143,559     $170,145        $(71,836)         $ -      $(838,816)         $ -            $2,403,052
-----------------   ----------     --------        --------          ---      ---------          ---            ----------

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of March 31, 2011 is $(71,836).

                                  O'CONNOR FUND OF FUNDS: EQUITY OPPORTUNITY LLC
                               (FORMERLY UBS EQUITY OPPORTUNITY FUND II, L.L.C.)
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2011
--------------------------------------------------------------------------------

PORTFOLIO VALUATION

The Investment Funds in the long/short equity strategy invest in both long and short equity strategies that are primarily in United States common stocks. The management of these Investment Funds has the ability to shift investments from value to growth strategies, from small to large capitalization common stocks, and from a net long position to a net short position. Investments within this strategy are generally subject to a 30 - 90 day redemption notice period. Investment Funds representing approximately 2 percent of fair value are side pockets or liquidating trusts where the liquidation of assets is expected over the next 36 months. The remaining approximately 98 percent of the Investment Funds are available to be redeemed with no restrictions, subject to the Investment Funds' liquidity terms, as of the measurement date.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of March 31, 2011.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no such transfers for the period ended March 31, 2011. Please refer to the December 31, 2010 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) O'Connor Fund of Funds: Equity Opportunity LLC (formerly, UBS Equity Opportunity Fund II, L.L.C.)


By (Signature and Title)* /s/ William Ferri
                          ------------------------------------------------------
                          William Ferri, Principal Executive Officer

Date May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ William Ferri
                          ------------------------------------------------------
                          William Ferri, Principal Executive Officer

Date May 20, 2011


By (Signature and Title)* /s/ Robert Aufenanger
                          ------------------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date May 20, 2011

* Print the name and title of each signing officer under his or her signature.